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                                                          October 1, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Massachusetts Mutual Life Insurance Company
     Massachusetts Mutual Variable Annuity Separate Account 4
     (Panorama Passage Segment)
     File No. 333-81015

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the "Company") and Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Passage Segment (the "Separate Account"), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus and Statement of Additional Information ("SAI") for certain individual certificates issued under a deferred group variable annuity contract offered by the Company through the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and SAI contained in pre-effective amendment number 1 to the Form N-4 registration statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on or about September 20, 1999.


Sincerely,

/s/ James M. Rodolakis

James M. Rodolakis
Counsel